Taxation - Summary of Group's actual provision for income taxes and the provision at the PRC (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	$ (1,756,155)	¥ (12,580,389)	¥ (4,101,646)		¥ (17,382,415)
Income tax benefit at statutory tax rate of 25%		(3,145,097)	(1,025,412)		(4,345,604)
Effect of different tax rates in other jurisdictions		1,310,516	(18,513)		(13,711)
Effect of additional deduction for R&D expenses		(10,811)	(332,759)		(591,808)
Effect of non-deductible share-based compensation expenses		0	0		3,220,246
Effect of non-deductible entertainment expense		37,901	93,262		22,017
Effect of preferential tax rates		1,028,377	1,660,278		208,460
Effect of deferred tax effect of tax rate change		0	(3,100,939)		16,889
Effect of deferred offering cost		0	(1,337,541)		0
Effect of NOL true up		(266,824)	499,562		0
Effect of change in valuation allowance		948,596	(2,685,870)		1,731,930
Income tax expenses/(benefit)	$ (13,588)	(97,342)	(46,054)		248,419
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax		¥ (5,141,885)	¥ (4,504,937)		¥ (17,725,199)
Foreign Tax Jurisdiction [Member] | CHINA
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%	15.00%	25.00%	15.00%	15.00%